ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 235-0134
                              www.albrightblum.com

                                February 19, 2008

SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance
100 F Street, N.E.
Washington, DC 20549
Attention: Michael Fay, Branch Chief

Re:      Progressive Training, Inc. (the "Company")
         Form 10-12G/A ("Fourth Amendment")
         Date of Original Filing, June 13, 2007: Date of Filing of First Amendment, October 9, 2007; Date of Filing of Second Amendment, December 10, 2007; Date of Filing of Third Amendment, January 8, 2008 SEC File No.: 000-52684

Dear Mr. Fay:

We are in receipt of the Commission's verbal comments requested the Fourth Amendment, with the only change being updated financial information. Please consider this letter to be the Company's formal response to the Commission's verbal comment. As required, we are enclosing three (3) clean hard copies of the Fourth Amendment, with exhibits and three (3) complete redlined copies of same, without exhibits. The redlined copies are marked to show the changes in the format provided by Microsoft Word. However, please note that the only change is the replacement of the financial statements.

Finally, there have not been any material developments since the filing of the Third Amendment to Form 10-SB and therefore no "Recent Development" section has been inserted in this Fourth Amendment to Form 10 Registration Statement.

                                        Sincerely,

                                        /s/ L. Stephen Albright
                                        -----------------------
                                        L. STEPHEN ALBRIGHT
enclosures

c:  Buddy Young, w/encls